Document and Entity Information Document	Jan. 08, 2025
Cover [Abstract]
Entity Registrant Name	BLUE OWL CAPITAL CORPORATION III
Amendment Flag	false
Entity Central Index Key	0001807427
Document Type	8-K
Document Period End Date	Jan. 08, 2025
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01345
Entity Tax Identification Number	84-4493477
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.01 per share
Trading Symbol	OBDE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false